Debt (Details) - Schedule of Long-Term Debt Instruments - Wealth South A Division Of Farmers National Bank Of Danville [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Original Principal	$ 8,863,423	$ 8,863,243
Long-term debt	8,612,004	8,863,423	$ 1,004,759
Issuance Cost	81,109	81,109
Notes Payable One [Member]
Debt Instrument [Line Items]
Original Principal	237,272	237,272
Long-term debt	230,945	237,272	237,272
Issuance Cost	$ 6,108	$ 6,108
Acquisition	CAH	CAH
Entered	Dec. 27, 2021	Dec. 27, 2021
Maturity	Dec. 27, 2041	Dec. 27, 2041
Interest	3.98%	3.98%
Notes Payable Two [Member]
Debt Instrument [Line Items]
Original Principal	$ 231,987	$ 231,987
Long-term debt	215,706	231,987	231,987
Issuance Cost	$ 6,108	$ 6,108
Acquisition	CAH	CAH
Entered	Dec. 27, 2021	Dec. 27, 2021
Maturity	Dec. 27, 2031	Dec. 27, 2031
Interest	3.98%	3.98%
Notes Payable Three [Member]
Debt Instrument [Line Items]
Original Principal	$ 216,750	$ 216,750
Long-term debt	210,970	216,750	216,750
Issuance Cost	$ 5,370	$ 5,370
Acquisition	P&F	P&F
Entered	Dec. 27, 2021	Dec. 27, 2021
Maturity	Dec. 27, 2041	Dec. 27, 2041
Interest	3.98%	3.98%
Notes Payable Four [Member]
Debt Instrument [Line Items]
Original Principal	$ 318,750	$ 318,750
Long-term debt	296,380	318,750	318,750
Issuance Cost	$ 5,370	$ 5,370
Acquisition	P&F	P&F
Entered	Dec. 27, 2021	Dec. 27, 2021
Maturity	Dec. 27, 2031	Dec. 27, 2031
Interest	3.98%	3.98%
Notes Payable Five [Member]
Debt Instrument [Line Items]
Original Principal	$ 817,135	$ 817,135
Long-term debt	766,197	817,135
Issuance Cost	$ 3,085	$ 3,085
Acquisition	Pasco	Pasco
Entered	Jan. 14, 2022	Jan. 14, 2022
Maturity	Jan. 14, 2032	Jan. 14, 2032
Interest	3.98%	3.98%
Notes Payable Six [Member]
Debt Instrument [Line Items]
Original Principal	$ 478,098	$ 478,098
Long-term debt	455,908	478,098
Issuance Cost	$ 1,898	$ 1,898
Acquisition	Lytle	Lytle
Entered	Mar. 15, 2022	Mar. 15, 2022
Maturity	Mar. 15, 2032	Mar. 15, 2032
Interest	3.98%	3.98%
Notes Payable Seven [Member]
Debt Instrument [Line Items]
Original Principal	$ 663,000	$ 663,000
Long-term debt	651,369	663,000
Issuance Cost	$ 11,875	$ 11,875
Acquisition	Lytle	Lytle
Entered	Mar. 15, 2022	Mar. 15, 2022
Maturity	Mar. 15, 2042	Mar. 15, 2042
Interest	3.98%	3.98%
Notes Payable Eight [Member]
Debt Instrument [Line Items]
Original Principal	$ 425,000	$ 425,000
Long-term debt	417,544	425,000
Issuance Cost	$ 7,855	$ 7,855
Acquisition	Kern	Kern
Entered	Mar. 22, 2022	Mar. 22, 2022
Maturity	Mar. 22, 2042	Mar. 22, 2042
Interest	3.98%	3.98%
Notes Payable Nine [Member]
Debt Instrument [Line Items]
Original Principal	$ 1,275,000	$ 1,275,000
Long-term debt	1,215,823	1,275,000
Issuance Cost	$ 4,688	$ 4,688
Acquisition	Kern	Kern
Entered	Mar. 22, 2022	Mar. 22, 2022
Maturity	Mar. 22, 2032	Mar. 22, 2032
Interest	3.98%	3.98%
Notes Payable Ten [Member]
Debt Instrument [Line Items]
Original Principal	$ 246,500	$ 246,500
Long-term debt	243,636	246,500
Issuance Cost	$ 5,072	$ 5,072
Acquisition	Bartow	Bartow
Entered	May 18, 2022	May 18, 2022
Maturity	May 18, 2042	May 18, 2042
Interest	3.98%	3.98%
Notes Payable Eleven [Member]
Debt Instrument [Line Items]
Original Principal	$ 722,500	$ 722,500
Long-term debt	700,247	722,500
Issuance Cost	$ 2,754	$ 2,754
Acquisition	Bartow	Bartow
Entered	May 18, 2022	May 18, 2022
Maturity	May 18, 2032	May 18, 2032
Interest	3.98%	3.98%
Notes Payable Twelve [Member]
Debt Instrument [Line Items]
Original Principal	$ 382,500	$ 382,500
Long-term debt	373,669	382,500
Issuance Cost	$ 1,564	$ 1,564
Acquisition	Dietz	Dietz
Entered	Jun. 15, 2022	Jun. 15, 2022
Maturity	Jun. 15, 2032	Jun. 15, 2032
Interest	3.98%	3.98%
Notes Payable Thirteen [Member]
Debt Instrument [Line Items]
Original Principal	$ 445,981	$ 445,981
Long-term debt	439,161	445,981
Issuance Cost	$ 1,786	$ 1,786
Acquisition	Aberdeen	Aberdeen
Entered	Jul. 19, 2022	Jul. 19, 2022
Maturity	Jul. 29, 2032	Jul. 29, 2032
Interest	3.98%	3.98%
Notes Payable Fourteen [Member]
Debt Instrument [Line Items]
Original Principal	$ 1,020,000	$ 1,020,000
Long-term debt	1,017,081	1,020,000
Issuance Cost	$ 8,702	$ 8,702
Acquisition	All Breed	All Breed
Entered	Aug. 12, 2022	Aug. 12, 2022
Maturity	Aug. 12, 2042	Aug. 12, 2042
Interest	3.98%	3.98%
Notes Payable Fifteen [Member]
Debt Instrument [Line Items]
Original Principal	$ 519,527	$ 519,527
Long-term debt	515,562	519,527
Issuance Cost	$ 3,159	$ 3,159
Acquisition	All Breed	All Breed
Entered	Aug. 12, 2022	Aug. 12, 2022
Maturity	Aug. 12, 2032	Aug. 12, 2032
Interest	3.98%	3.98%
Notes Payable Sixteen [Member]
Debt Instrument [Line Items]
Original Principal	$ 225,923	$ 225,923
Long-term debt	224,306	225,923
Issuance Cost	$ 3,159	$ 3,159
Acquisition	All Breed	All Breed
Entered	Aug. 12, 2022	Aug. 12, 2022
Maturity	Aug. 12, 2032	Aug. 12, 2032
Interest	5.25%	5.25%
Notes Payable Seventeen [Member]
Debt Instrument [Line Items]
Original Principal	$ 637,500	$ 637,500
Long-term debt	637,500	637,500
Issuance Cost	$ 2,556	$ 2,556
Acquisition	Williamsburg	Williamsburg
Entered	Dec. 08, 2022	Dec. 08, 2022
Maturity	Dec. 08, 2032	Dec. 08, 2032
Interest	5.25%	5.25%